SCHEDULE OF SHARE OPTIONS ACTIVITIES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Options Outstanding, Beginning balance	637,500
Weighted Average Exercise Price, Beginning balance	$ 11.00
Aggregate Intrinsic Vale, Beginning balance
Options Outstanding, Granted		637,500
Weighted Average Exercise Price, Granted		$ 11.00
Weighted Average Remaining Contractual Life, Granted		8 years 9 months 25 days
Options Outstanding, Exercised
Weighted Average Exercise Price, Exercised
Options Outstanding, Forfeited
Weighted Average Exercise Price, Forfeited
Weighted Average Remaining Contractual Life Outstanding	7 years 9 months 18 days	8 years 9 months 18 days
Options Outstanding, Ending balance	637,500	637,500
Weighted Average Exercise Price, Ending balance	$ 11.00	$ 11.00
Aggregate Intrinsic Value, Beginning balance
Options Outstanding, Vested and expected to vest as of December 31, 2020	637,500
Weighted Average Exercise Price, Vested and expected to vest as of December 31, 2020	$ 11.00
Weighted Average Remaining Contractual Life, Vested and expected to vest as of December 31, 2020	7 years 9 months 18 days
Aggregate Intrinsic Value, Vested and expected to vest as of December 31, 2020
Options Outstanding, Vested as of December 31, 2020	237,500
Weighted Average Exercise Price, Vested as of December 31, 2020	$ 11.00
Weighted Average Remaining Contractual Life, Vested as of December 31, 2020	7 years 11 months 1 day
Aggregate Intrinsic Value, Vested as of December 31, 2020